Shareholder Report, Holdings (Details) - C000032269	Jun. 30, 2024
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Booz Allen Hamilton Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Technology Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Professional Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%